Earnings per share	6 Months Ended
Jun. 30, 2020
Earnings per share
Earnings per share

7.            Earnings per share

Basic earnings per share are calculated by dividing net income attributable to the owners of the Company by the weighted average number of ordinary shares of the Company outstanding over the period.

On May 8, 2020 the Company issued 317,860 new shares, bringing the total number of issued ordinary shares to 50,317,860, and settled with this issue the 18.75% of the awards which vested on the first anniversary of the IPO under the 2016 HeadHunter Unit Option Plan. See Note 18(a)(i).

Diluted earnings per share are calculated by dividing the net income attributable to the owners of the Company by the weighted average number of ordinary shares outstanding over the period plus number of ordinary shares that would be issued if all existing convertible instruments, if any, were converted.

As of the date of IPO May 8, 2019, the amended 2016 HeadHunter Unit Option Plan has become effective and fully vested. According to the plan, 75% of the awards provided by the plan will be settled in shares of the Company, which assumes issuance of up to 1,271,436 new shares over the period of 4 years from the date of the IPO (see Note 18(a)(i)).

On May 28, 2019,  March 5, 2020 and May 26, 2020 the Board of Directors has granted 300,  41 and 33 units respectively, under the 2018 HeadHunter Unit Option Plan, which will be settled in shares of the Company over the period of 7 years from the grant date (see Note 18(a)(ii)). The number of new shares to be issued depends on share price performance; if on June 30, 2020 all units would vest, 204,485 new shares would have been issued.

Also, the Board of Directors granted shares to its members on May 28, 2019 and May 27, 2020 as part of their remuneration, which assumes issuance of shares after 3‑year period from the date of the relevant grant. The number of shares granted as of June 30, 2020 is 36,452.

Accordingly, 1,512,373 new shares may be issued by the Company in total as of June 30, 2020 in relation to the management incentive and Board of Directors remuneration agreeements (as of June 30, 2019 – 1,423,797).

(in thousands of Russian Roubles, except number of shares and per share amounts)

	For the three months ended		For the six months ended
	June,		June,
	2020	2019	2020	2019
Net income attributable to owners of the Company	219,285	241,302	582,748	450,693
Weighted average number of ordinary shares outstanding (Note 17)	50,188,620	50,000,000	50,094,310	50,000,000
Effects of dilution from:
Share options (weighted average)	1,505,684	795,758	1,531,602	400,077
Weighted average number of ordinary shares outstanding, adjusted for the effect of dilution	51,694,304	50,795,758	51,625,912	50,400,077

Earnings per share (in Russian Roubles per share)
Basic	4.37	4.83	11.63	9.01
Diluted	4.24	4.75	11.29	8.94